Annual Total Returns - Fidelity Advisor® Overseas Fund [BarChart] - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-12 - Fidelity Advisor® Overseas Fund - Fidelity Advisor Overseas Fund-Class A	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	13.10%
Annual Return 2011	(17.87%)
Annual Return 2012	20.77%
Annual Return 2013	30.67%
Annual Return 2014	(8.60%)
Annual Return 2015	3.63%
Annual Return 2016	(5.57%)
Annual Return 2017	29.64%
Annual Return 2018	(15.06%)
Annual Return 2019	27.38%